Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2025
Property and equipment, net
Schedule of property and equipment, net

	As of
	December 31,	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
Computer and transmission equipment	31,286,142	37,106,123	5,306,105
Furniture and office equipment	1,715,512	2,695,289	385,421
Leasehold improvements	27,530,407	33,375,602	4,772,648
Motor vehicles	816,103	816,103	116,701
Total property and equipment	61,348,164	73,993,117	10,580,875
Accumulated depreciation	(45,514,674)	(50,093,561)	(7,163,284)
Property and equipment, net	15,833,490	23,899,556	3,417,591